Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000171459 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000171459 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171459 [Member] | Charles Schwab [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000171459 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000171459 [Member] | Analog Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000171459 [Member] | CSX [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000171459 [Member] | Bank of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000171459 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000171459 [Member] | Thermo Fisher Scientific [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
C000171459 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000171459 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[1]
C000171459 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[1]
C000171459 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.72%	[1]
C000171459 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.05%	[1]
C000171459 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[1]
C000171459 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.54%	[1]
C000171459 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%	[1]
C000171459 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.51%	[1]
C000171459 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.33%	[1]
C000171459 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.74%	[1]
C000171459 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[1]
C000006336 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000006336 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000006336 [Member] | Charles Schwab [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000006336 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000006336 [Member] | Analog Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000006336 [Member] | CSX [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000006336 [Member] | Bank of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000006336 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000006336 [Member] | Thermo Fisher Scientific [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
C000006336 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000006336 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[2]
C000006336 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[2]
C000006336 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.72%	[2]
C000006336 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.05%	[2]
C000006336 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[2]
C000006336 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.54%	[2]
C000006336 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%	[2]
C000006336 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.51%	[2]
C000006336 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.33%	[2]
C000006336 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.74%	[2]
C000006336 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[2]
C000031061 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000031061 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000031061 [Member] | Charles Schwab [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000031061 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000031061 [Member] | Analog Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000031061 [Member] | CSX [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000031061 [Member] | Bank of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000031061 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000031061 [Member] | Thermo Fisher Scientific [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
C000031061 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000031061 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[3]
C000031061 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[3]
C000031061 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.72%	[3]
C000031061 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.05%	[3]
C000031061 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[3]
C000031061 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.54%	[3]
C000031061 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%	[3]
C000031061 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.51%	[3]
C000031061 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.33%	[3]
C000031061 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.74%	[3]
C000031061 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[3]
C000006335 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000006335 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000006335 [Member] | Charles Schwab [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000006335 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000006335 [Member] | Analog Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000006335 [Member] | CSX [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000006335 [Member] | Bank of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000006335 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000006335 [Member] | Thermo Fisher Scientific [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
C000006335 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000006335 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[4]
C000006335 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[4]
C000006335 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.72%	[4]
C000006335 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.05%	[4]
C000006335 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[4]
C000006335 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.54%	[4]
C000006335 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%	[4]
C000006335 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.51%	[4]
C000006335 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.33%	[4]
C000006335 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.74%	[4]
C000006335 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[4]
C000006333 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000006333 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000006333 [Member] | Charles Schwab [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000006333 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000006333 [Member] | Analog Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000006333 [Member] | CSX [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000006333 [Member] | Bank of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000006333 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000006333 [Member] | Thermo Fisher Scientific [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
C000006333 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000006333 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[5]
C000006333 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[5]
C000006333 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.72%	[5]
C000006333 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.05%	[5]
C000006333 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[5]
C000006333 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.54%	[5]
C000006333 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%	[5]
C000006333 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.51%	[5]
C000006333 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.33%	[5]
C000006333 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.74%	[5]
C000006333 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[5]

[1]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[2]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[3]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[4]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[5]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.